Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2021
Investment In Associates And Joint Ventures [Line Items]
Disclosure of Detailed Information of Investments in Associates and Joint Ventures

As at December 31, 2021 and 2020, this account consists of:

	2021		2020
	(in million pesos)
Carrying value of investments in associates:
MediaQuest PDRs	9,984		9,914
VIH	7,080		6,702
Appcard, Inc.	110		102
Asia Outsourcing Beta Limited, or Beta	32		33
Digitel Crossing, Inc., or DCI	—		241
AF Payments, Inc., or AFPI	—		—
Asia Netcom Philippines Corp., or ANPC	—		—
	17,206		16,992
Carrying value of investments in joint ventures:
VTI, Bow Arken and Brightshare	33,596		32,625
Multisys	2,521	(1)	2,466	(1)
Telecommunications Connectivity, Inc., or TCI	39		40
Paymaya Finserve Corporation, or PFC	1		—
Voyager Finserve Corporation, or VFC	1		—
Beacon	—		—
	36,158		35,131
Total carrying value of investments in associates and joint ventures	53,364		52,123

(1)	Including subscription payable of Php620 million and Php800 million as at December 31, 2021 and 2020, respectively.

Changes in the cost of investments for the years ended December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Balances at beginning of the year	60,110	59,516
Additions during the year	1,777	609
Translation and other adjustments	99	(15)
Balances at end of the year	61,986	60,110

Changes in the accumulated impairment losses for the years ended December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Balances at beginning of the year	2,603	2,543
Additional impairment (Note 4)	60	60
Translation and other adjustments	92	—
Balances at end of the year	2,755	2,603

Disclosure Of Changes In Accumulated Equity Share In Net Earnings Of Associates And Joint Ventures Explanatory

Changes in the accumulated equity share in net earnings (losses) of associates and joint ventures for the years ended December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Balances at beginning of the year	(5,384)	(3,110)
Share in the other comprehensive income (losses) of associates and joint ventures accounted for using the equity method	23	(37)
Equity share in net losses of associates and joint ventures:	(1,101)	(2,328)
VTI, Bow Arken and Brightshare	971	87
MediaQuest PDRs	70	166
Multisys	55	(73)
DCI	33	(116)
Appcard, Inc.	8	—
TCI	(1)	—
VIH	(2,237)	(2,392)
Dividends	—	(316)
Translation and other adjustments	595	407
Balances at end of the year	(5,867)	(5,384)

Summarized Financial Information of Associates

The following table presents the summarized financial information of our individually immaterial investments in associates for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
	(in million pesos)
Income Statements:
Revenues	20	66	107
Net income (loss)	25	(116)	90
Other comprehensive income	—	—	—
Total comprehensive income (loss)	25	(116)	90

Summary of Sale of Beacon's Meralco Shares to MPIC

In relation to PCEV’s previous investment in Beacon Common and Preferred shares amounting to Php40,966 million, PCEV has entered into the following Share Purchase Agreements with MPIC:

Date	Number of Shares Sold	Selling Price (Php)	Deferred Gain Realized (Php)
	(in millions)
June 6, 2012	282 Preferred Shares	3,563	2,012
May 30, 2016	646 Common shares and 458 Preferred Shares	26,200	4,962
June 13, 2017	646 Common shares and 458 Preferred Shares	21,800	4,962

Summary of Financial Information of Individually Immaterial Joint Investments in Joint Ventures

The following table presents the summarized financial information of our individually immaterial joint investments in joint ventures for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
	(in million pesos)
Income Statements:
Revenues	754	166	367
Net income	13	320	200
Other comprehensive income	—	—	—
Total comprehensive income	13	320	200

VTI, Bow Arken and Brightshare [Member]
Investment In Associates And Joint Ventures [Line Items]
Carrying Value of Investments

The carrying value of PLDT’s investment in VTI, Bow Arken and Brigtshare as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
VTI, Bow Arken and Brightshare equity	70,164	69,779
PLDT's share	50%	50%
Share in net assets of VTI, Bow Arken and Brightshare	35,082	34,890
Share in adjustment based on liability and ETPI net cash balance	442	442
Reimbursements	(155)	(145)
Share in SMC's advances in VTI, Bow Arken and Brightshare	(840)	(840)
Non-controlling interests	(857)	(748)
Others	(76)	(974)
Carrying amount of interest in VTI, Bow Arken and Brightshare	33,596	32,625

Satventures, Inc. [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of Associates

The table below presents the summarized financial information of Satventures and subsidiaries as at December 31, 2021 and 2020, and for the years ended December 31, 2021, 2020 and 2019:

	2021	2020
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	22,402	22,287
Current assets	7,942	6,064
Noncurrent liabilities	2,304	2,567
Current liabilities	11,440	10,294
Equity(1)	16,600	15,490
Carrying amount of interest in Satventures	9,984	9,914
Additional Information:
Cash and cash equivalents	749	1,350
Current financial liabilities(2)	386	478
Noncurrent financial liabilities(2)	1,319	1,413

(1)	Including Php1 billion deposit for preferred stock subscriptions by Mediaquest in 2021.
(2)	Excluding trade, other payables and provisions.

	2021	2020	2019
	(in million pesos)
Income Statements:
Revenues	11,467	9,127	7,367
Depreciation and amortization	1,268	1,049	920
Interest income	2	16	4
Interest expense	219	241	235
Provision for income tax	200	153	165
Net income	110	260	308
Other comprehensive income	—	—	—
Total comprehensive income	110	260	308
Equity share in net income of Satventures	70	166	485

VIH [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of Associates

The summarized financial information of VIH as at December 31, 2021 and 2020, and for the years ended December 31, 2021, 2020 and 2019 is shown below:

	2021	2020
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	2,403	1,374
Current assets	10,146	8,940
Noncurrent liabilities	115	682
Current liabilities	5,310	5,980
Equity	7,124	3,652
Carrying amount of interest in VIH	7,080	6,702
Additional Information:
Cash and cash equivalents	6,597	5,347
Current financial liabilities*	5,253	5,944

*	Excluding statutory payables and accrued taxes.

	2021	2020	2019
	(in million pesos)
Income Statements:
Revenues	5,336	4,717	1,291
Depreciation and amortization	218	237	254
Interest income (expense)	9	(516)	146
Provision for (benefit from) income tax	2	5	(4)
Net loss	(5,541)	(4,880)	(4,576)
Other comprehensive gains (losses)	30	(47)	(124)
Total comprehensive income (losses)	(5,511)	4,927	4,700
Equity share in net losses of VIH	(2,237)	(2,392)	(2,268)

Carrying Value of Investments

The carrying value of PCEV’s investment in VIH as at December 31, 2021 and 2020 are as follows.

	2021	2020
	(in million pesos)
VIH Equity(1)	6,398	3,224
PCEV's noncontrolling interests	38.45%	43.97%
Share in net assets of VIH	2,460	1,418
Goodwill arising from acquisition	4,620	5,283
Carrying amount of interest in VIH	7,080	6,701
Minority interest's share in net losses	—	1
Carrying amount of interest in VIH	7,080	6,702

(1)	VIH Equity is net of Php726 million and Php427 million Stock Option in 2021 and 2020, respectively.

AF Payments, Inc. [Member]
Investment In Associates And Joint Ventures [Line Items]
Summary of investment	The summary of investments in AFPI made by Smart as at December 31, 2021 and 2020 is shown below:
	2021	2020
	(in million pesos)
Common shares	625.7	625.7
Preferred shares	314.2	254.3

VTI, Bow Arken and Brightshare [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of VTI Bow Arken and Brightshare

The table below presents the summarized financial information of VTI, Bow Arken and Brightshare as at December 31, 2021 and 2020, and for the years ended December 31, 2021, 2020 and 2019:

	2021	2020
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	76,925	77,099
Current assets	4,836	5,974
Noncurrent liabilities	9,442	11,204
Current liabilities	2,155	2,090
Equity	70,164	69,779
Carrying amount of interest in VTI, Bow Arken and Brightshare	33,596	32,625
Additional Information:
Cash and cash equivalents	3,183	3,074
Current financial liabilities*	60	66
Noncurrent financial liabilities*	—	—

*	Excluding trade, other payables and provisions.

	2021	2020	2019
	(in million pesos)
Income Statements:
Revenues	3,772	3,413	3,339
Depreciation and amortization	1,490	1,445	1,337
Interest income	16	25	64
Provision for income tax	174	196	216
Net income	157	175	70
Other comprehensive income	—	—	—
Total comprehensive income	157	175	70
PLDT's share	79	87	35
CREATE adjustment	892	—	—
Equity share in net income of VTI, Bow Arken and Brightshare	971	87	35